Events occurring after the reporting period (Details) - GBP (£) £ in Thousands	Aug. 05, 2022	Jul. 25, 2022	Jul. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities				£ 7,082	£ 5,301
Boston, United States Of America
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities			£ 4,013
Oxford, United Kingdom
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities		£ 398
Fletcher House in Oxford, United Kingdom
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities	£ 1,760